Leases (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Changes in ROU Assets

Lease liability	December 31, 2022	December 31, 2021	January 1, 2021
Beginning balance	$15,324	$39,809	$4,759
Additions, cost	-	-	57,919
Interest expense	1,378	3,480	4,771
Lease payments	(5,499)	(11,114)	(16,574)
Foreign exchange impact	(2,594)	(16,851)	(11,066)
Ending balance	$8,609	$15,324	$39,809

Summary of Lease Liability

As at December 31, 2022, the Company’s lease liability is as follows:

Lease liability	December 31, 202	December 31, 2021	January 1, 2021
Current portion of operating lease liability	$4,057	$6,732	$12,116
Long-term portion of operating lease liability	4,552	8,592	27,693
	$8,609	$15,324	$39,809

Summary of Future Minimum Lease Payments

Future minimum lease payments to be paid by the Company as a lessee as of December 31, 2022 are as follows:

Operating lease commitments and lease liability
2023	4,807
2024	4,807
Total future minimum lease payments	9,614
Discount	(1,005)
Total	$8,609